Withdrawal from Russian oil and gas activities (Tables)	6 Months Ended
Jun. 30, 2022
Interest in other entities [Abstract]
Analysis of incomes and expenses
Subsequently, this led to recognition of net pre-tax charges of $4,235 million (post-tax: $3,894 million) in the first quarter 2022 and of net pre-tax negative charges of $111 million (post-tax: $136 million) in the second quarter 2022. These were recognised in:

	Q2 2022		Q1 2022	Half year 2022
Revenue	(133)		(335)	(468)
Share of profit of joint ventures and associates	—		(1,614)	(1,614)
Interest and other income/(expenses)	(71)	[1]	(1,126)	(1,197)
Selling, distribution and administrative expenses	115		(219)	(104)
Depreciation, depletion and amortisation	163		(858)	(695)
Other	37		(83)	(46)
Income/(loss) before taxation	111		(4,235)	(4,124)
Taxation charge/(credit)	25		341	366
Income/(loss) for the period	136		(3,894)	(3,758)
1. Mainly related to the loss following release of currency translation adjustments ($376 million) for Shell Neft and Gydan, partly offset by Sakhalin dividends received ($165 million) and termination of leases ($140 million).